Segmented information - Schedule of Information on Operations by Geographic Area (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting [Line Items]
Revenue	$ 543.9	$ 527.8	$ 1,336.3	$ 1,220.2
United States
Segment Reporting [Line Items]
Revenue	433.1	416.1	1,100.7	988.9
Canada
Segment Reporting [Line Items]
Revenue	23.4	23.1	62.2	57.3
Other regions
Segment Reporting [Line Items]
Revenue	$ 87.4	$ 88.6	$ 173.4	$ 174.0